Amounts Receivable - Detailed Information about Amounts Receivable (Detail) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Amounts Receivable [Abstract]
GST/HST receivable	$ 722	$ 604
Other receivable	155	193
Total	$ 877	$ 797